SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
High Yield Bond Fund
(the "Funds")

Supplement Dated May 3, 2018
to the Class F Prospectus dated January 31, 2018, as amended on April 19, 2018 and May 1, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the U.S. Managed Volatility Fund

In the Fund Summary for the U.S. Managed Volatility Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AJO, LP is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "U.S. Managed Volatility Fund," the text relating to AJO, LP is hereby deleted.

Change in Portfolio Management of the High Yield Bond Fund

In the Fund Summary for the High Yield Bond Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
T. Rowe Price Associates, Inc.	Kevin Loome, CFA	Since 2018	Vice President and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "High Yield Bond Fund," the following text is hereby added in the appropriate alphabetical order thereof:

T. Rowe Price Associates, Inc.: T. Rowe Price Associates, Inc. (T. Rowe Price), located at 100 E. Pratt Street, Baltimore, Maryland 21202, serves as a Sub-Adviser to the High Yield Bond Fund. A team of investment professionals manages the portion of the High Yield Bond Fund's assets allocated to T. Rowe Price. Kevin Loome, CFA, is a Vice President and Portfolio Manager of T. Rowe Price. Mr. Loome joined the firm in 2017 through T. Rowe Price's acquisition of the Henderson High Yield Opportunities Fund. Prior to joining T. Rowe Price, Mr. Loome had worked with the Henderson team since 2013, most recently as a Portfolio Manager, and previously as Head of U.S. Credit and Manager of the high yield team. Before that, Mr. Loome worked for Delaware Investments, where he was Head of High Yield Investments and a Senior Portfolio Manager. He began his career at Morgan Stanley as an investment banking analyst. Mr. Loome earned a B.S. in commerce from the University of Virginia and an M.B.A. from the Tuck School of Business at Dartmouth. Mr. Loome also has earned the Chartered Financial Analyst designation.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1146 (5/18)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
High Yield Bond Fund
(the "Funds")

Supplement Dated May 3, 2018
to the Class I Prospectus dated January 31, 2018, as amended on April 19, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the U.S. Managed Volatility Fund

In the Fund Summary for the U.S. Managed Volatility Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AJO, LP is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "U.S. Managed Volatility Fund," the text relating to AJO, LP is hereby deleted.

Change in Portfolio Management of the High Yield Bond Fund

In the Fund Summary for the High Yield Bond Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
T. Rowe Price Associates, Inc.	Kevin Loome, CFA	Since 2018	Vice President and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "High Yield Bond Fund," the following text is hereby added in the appropriate alphabetical order thereof:

T. Rowe Price Associates, Inc.: Rowe Price Associates, Inc. (T. Rowe Price), located at 100 E. Pratt Street, Baltimore, Maryland 21202, serves as a Sub-Adviser to the High Yield Bond Fund. A team of investment professionals manages the portion of the High Yield Bond Fund's assets allocated to T. Rowe Price. Kevin Loome, CFA, is a Vice President and Portfolio Manager of T. Rowe Price. Mr. Loome joined the firm in 2017 through T. Rowe Price's acquisition of the Henderson High Yield Opportunities Fund. Prior to joining T. Rowe Price, Mr. Loome had worked with the Henderson team since 2013, most recently as a Portfolio Manager, and previously as Head of U.S. Credit and Manager of the high yield team. Before that, Mr. Loome worked for Delaware Investments, where he was Head of High Yield Investments and a Senior Portfolio Manager. He began his career at Morgan Stanley as an investment banking analyst. Mr. Loome earned a B.S. in commerce from the University of Virginia and an M.B.A. from the Tuck School of Business at Dartmouth. Mr. Loome also has earned the Chartered Financial Analyst designation.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1147 (5/18)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
High Yield Bond Fund
(the "Funds")

Supplement Dated May 3, 2018
to the Class Y Prospectus dated January 31, 2018, as amended on February 14, 2018, April 19, 2018 and May 1, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the U.S. Managed Volatility Fund

In the Fund Summary for the U.S. Managed Volatility Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the text relating to AJO, LP is hereby deleted.

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "U.S. Managed Volatility Fund," the text relating to AJO, LP is hereby deleted.

Change in Portfolio Management of the High Yield Bond Fund

In the Fund Summary for the High Yield Bond Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
T. Rowe Price Associates, Inc.	Kevin Loome, CFA	Since 2018	Vice President and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "High Yield Bond Fund," the following text is hereby added in the appropriate alphabetical order thereof:

T. Rowe Price Associates, Inc.: Rowe Price Associates, Inc. (T. Rowe Price), located at 100 E. Pratt Street, Baltimore, Maryland 21202, serves as a Sub-Adviser to the High Yield Bond Fund. A team of investment professionals manages the portion of the High Yield Bond Fund's assets allocated to T. Rowe Price. Kevin Loome, CFA, is a Vice President and Portfolio Manager of T. Rowe Price. Mr. Loome joined the firm in 2017 through T. Rowe Price's acquisition of the Henderson High Yield Opportunities Fund. Prior to joining T. Rowe Price, Mr. Loome had worked with the Henderson team since 2013, most recently as a Portfolio Manager, and previously as Head of U.S. Credit and Manager of the high yield team. Before that, Mr. Loome worked for Delaware Investments, where he was Head of High Yield Investments and a Senior Portfolio Manager. He began his career at Morgan Stanley as an investment banking analyst. Mr. Loome earned a B.S. in commerce from the University of Virginia and an M.B.A. from the Tuck School of Business at Dartmouth. Mr. Loome also has earned the Chartered Financial Analyst designation.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1148 (5/18)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund
Multi-Asset Capital Stability Fund
(the "Funds")

Supplement Dated May 3, 2018
to the Class F Prospectus dated January 31, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Multi-Asset Income Fund

In the Fund Summary for the Multi-Asset Income Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Western Asset Management Company	S. Kenneth Leech	Since 2018	Chief Investment Officer, Portfolio Manager
	Michael C. Buchanan, CFA	Since 2018	Deputy Chief Investment Officer, Portfolio Manager
	Mark S. Lindbloom	Since 2018	Portfolio Manager
Western Asset Management Company Limited	S. Kenneth Leech	Since 2018	Chief Investment Officer, Portfolio Manager
	Annabel Rudebeck	Since 2018	Head of Non-US Credit, Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Asset Income Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Multi-Asset Income Fund. A team of investment professionals led by Chief Investment Officer S. Kenneth Leach, Deputy Chief Investment Officer Michael C. Buchanan, CFA, and Portfolio Manager Mark S. Lindbloom manages the portion of the Multi-Asset Income Fund's assets allocated to Western Asset. Mr. Leech joined Western Asset in 1990, while both Mr. Buchanan and Mr. Lindbloom joined in 2005.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a Sub-Adviser to the Multi-Asset Income Fund. A team of investment professionals led by Chief Investment Officer S. Kenneth Leach and Head of Non-US Credit Annabel Rudebeck manages the portion of the Multi-Asset Income Fund's assets allocated to Western Asset Limited. Mr. Leech joined Western Asset companies in 1990, while Ms. Rudebeck joined in 2016. Prior to joining the firm, Ms. Rudebeck spent 12 years at Rogge Global Partners. Mr. Leech and Ms. Rudebeck have 41 years and 19 years of industry experience, respectively.

Change in Portfolio Management of the Multi-Asset Capital Stability Fund

In the Fund Summary for the Multi-Asset Capital Stability Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Janus Capital Management LLC	Ashwin Alankar, Ph.D.	Since 2018	Head of Global Asset Allocation & Portfolio Manager
	Enrique Chang	Since 2018	Global Chief Investment Officer & Portfolio Manager
	Eric Przybylinski, CFA, CAIA	Since 2018	Strategist & Portfolio Manager
	Edward Parcell	Since 2018	Strategist & Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Asset Capital Stability Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Janus Capital Management LLC: Janus Capital Management LLC (Janus), located at 151 Detroit Street, Denver, Colorado 80206, serves as a Sub-Adviser to the Multi-Asset Capital Stability Fund. A team of investment professionals manages the portion of the Multi-Asset Capital Stability Fund's assets allocated to Janus. Janus Capital Management LLC is a wholly owned indirect subsidiary of Janus Henderson Group plc, a publicly traded independent asset management firm incorporated in Jersey, Channel Islands, which does business as Janus Henderson Investors. Ashwin Alankar, Ph.D. is Head of Global Asset Allocation at Janus Henderson Investors. In this role, he is responsible for defining short- and long-term approaches to asset allocation. He also co-manages the Adaptive Allocation and Diversified Alternatives strategies. Prior to joining Janus in 2014, Dr. Alankar served from 2010 to 2014 as co-chief investment officer of quantitative investment strategies at AllianceBernstein. From 2003 to 2010, he was a partner and capital allocation committee member for Platinum Grove Asset Management. Dr. Alankar's experience also includes serving as a consultant in the financial litigation division of the Law and Economics Consulting Group from 2001 to 2002. Dr. Alankar earned a bachelor of science degree in chemical engineering and mathematics and a master of science degree in chemical engineering, all from the Massachusetts Institute of Technology. He also holds a Ph.D. in finance from the University of California Berkeley Haas School of Business. Dr. Alankar has 17 years of financial industry experience. Enrique Chang is Global Chief Investment Officer at Janus Henderson Investors, a position he has held since the merger of Janus and Henderson in 2017. Prior to the merger, Mr. Chang was President, Head of Investments. In his current role, he leads Janus Henderson Investors' global investment team. Mr. Chang is also a Portfolio Manager on the Janus Henderson Global Allocation strategies and a member of the Janus Henderson Executive Committee. He previously served as chief investment officer and executive vice president for American Century Investments. Mr. Chang joined American Century in 2006 and was named CIO in January 2007. Additionally, he was a director of the corporate board. Mr. Chang was also a member of the firm's asset allocation committee and investment management senior leadership team. He previously was the CIO responsible for global and non-U.S. equity. Before American Century, Mr. Chang was president and chief investment officer for Munder Capital Management. Earlier in his career, he held a number of senior investment management positions at Vantage Global Advisor, J&W Seligman and Co., and General Reinsurance Corp. Mr. Chang earned a bachelor of arts degree in mathematics from Fairleigh Dickinson University, and an MBA in finance/quantitative analysis, and an MS in statistics and operations research from New York University. He has 30 years of financial industry experience. Eric Przybylinski, CFA, CAIA is a Strategist and Portfolio Manager at Janus Henderson Investors, responsible for conducting quantitative research for the asset allocation platform. Mr. Przybylinski joined Janus in 2013 as an institutional client strategist and conducted research to address core issues and identify solutions for institutional investors. Before Janus, Mr. Przybylinski served as a senior research analyst at Marquette Associates in Chicago, generating capital markets and macroeconomic research for the institutional client base. Mr. Przybylinski received his bachelor of science degree in economics and psychology from the University of Florida. He also earned his master of science degree in applied statistics from Texas A&M University. He holds the Chartered Financial Analyst and Chartered Alternative Investment Analyst designations and has 9 years of financial industry experience. Edward Parcell is a Strategist and Portfolio Manager at Janus Henderson Investors. In this role, he conducts quantitative research for the firm's asset allocation platform, a position he has held since 2015. Prior to joining Janus in 2014, Mr. Parcell served as a quantitative developer at AVM LP, a Florida-based fixed income and credit broker/dealer and fund, where he worked with the rates trading desk as a member of the technology team. Before that, he was a quantitative analyst with UBS. His experience also includes launching a quantitative software and services company and working as a quantitative analyst with Brevan Howard, a director with the methodology group at Derivative Fitch and a quantitative analyst with Reoch Credit Partners. He also was an assistant actuarial consultant with Hewitt Associates. Mr. Parcell holds a bachelor of science degree from Trinity College, Cambridge, where he studied mathematics. He also received his diploma in actuarial techniques from the Institute of Actuaries. Mr. Parcell has published numerous industry papers and has 15 years of financial industry experience.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1149 (5/18)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund
Multi-Asset Capital Stability Fund
(the "Funds")

Supplement Dated May 3, 2018
to the Class Y Prospectus dated January 31, 2018

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Multi-Asset Income Fund

In the Fund Summary for the Multi-Asset Income Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Western Asset Management Company	S. Kenneth Leech	Since 2018	Chief Investment Officer, Portfolio Manager
	Michael C. Buchanan, CFA	Since 2018	Deputy Chief Investment Officer, Portfolio Manager
	Mark S. Lindbloom	Since 2018	Portfolio Manager
Western Asset Management Company Limited	S. Kenneth Leech	Since 2018	Chief Investment Officer, Portfolio Manager
	Annabel Rudebeck	Since 2018	Head of Non-US Credit, Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Asset Income Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Western Asset Management Company: Western Asset Management Company (Western Asset), located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as a Sub-Adviser to the Multi-Asset Income Fund. A team of investment professionals led by Chief Investment Officer S. Kenneth Leach, Deputy Chief Investment Officer Michael C. Buchanan, CFA, and Portfolio Manager Mark S. Lindbloom manages the portion of the Multi-Asset Income Fund's assets allocated to Western Asset. Mr. Leech joined Western Asset in 1990, while both Mr. Buchanan and Mr. Lindbloom joined in 2005.

Western Asset Management Company Limited: Western Asset Management Company Limited (Western Asset Limited), located at 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom, serves as a Sub-Adviser to the Multi-Asset Income Fund. A team of investment professionals led by Chief Investment Officer S. Kenneth Leach and Head of Non-US Credit Annabel Rudebeck manages the portion of the Multi-Asset Income Fund's assets allocated to Western Asset Limited. Mr. Leech joined Western Asset companies in 1990, while Ms. Rudebeck joined in 2016. Prior to joining the firm, Ms. Rudebeck spent 12 years at Rogge Global Partners. Mr. Leech and Ms. Rudebeck have 41 years and 19 years of industry experience, respectively.

Change in Portfolio Management of the Multi-Asset Capital Stability Fund

In the Fund Summary for the Multi-Asset Capital Stability Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Janus Capital Management LLC	Ashwin Alankar, Ph.D.	Since 2018	Head of Global Asset Allocation & Portfolio Manager
	Enrique Chang	Since 2018	Global Chief Investment Officer & Portfolio Manager
	Eric Przybylinski, CFA, CAIA	Since 2018	Strategist & Portfolio Manager
	Edward Parcell	Since 2018	Strategist & Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled "Sub-Advisers and Portfolio Managers," under the heading titled "Multi-Asset Capital Stability Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Janus Capital Management LLC: Janus Capital Management LLC (Janus), located at 151 Detroit Street, Denver, Colorado 80206, serves as a Sub-Adviser to the Multi-Asset Capital Stability Fund. A team of investment professionals manages the portion of the Multi-Asset Capital Stability Fund's assets allocated to Janus. Janus Capital Management LLC is a wholly owned indirect subsidiary of Janus Henderson Group plc, a publicly traded independent asset management firm incorporated in Jersey, Channel Islands, which does business as Janus Henderson Investors. Ashwin Alankar, Ph.D. is Head of Global Asset Allocation at Janus Henderson Investors. In this role, he is responsible for defining short- and long-term approaches to asset allocation. He also co-manages the Adaptive Allocation and Diversified Alternatives strategies. Prior to joining Janus in 2014, Dr. Alankar served from 2010 to 2014 as co-chief investment officer of quantitative investment strategies at AllianceBernstein. From 2003 to 2010, he was a partner and capital allocation committee member for Platinum Grove Asset Management. Dr. Alankar's experience also includes serving as a consultant in the financial litigation division of the Law and Economics Consulting Group from 2001 to 2002. Dr. Alankar earned a bachelor of science degree in chemical engineering and mathematics and a master of science degree in chemical engineering, all from the Massachusetts Institute of Technology. He also holds a Ph.D. in finance from the University of California Berkeley Haas School of Business. Dr. Alankar has 17 years of financial industry experience. Enrique Chang is Global Chief Investment Officer at Janus Henderson Investors, a position he has held since the merger of Janus and Henderson in 2017. Prior to the merger, Mr. Chang was President, Head of Investments. In his current role, he leads Janus Henderson Investors' global investment team. Mr. Chang is also a Portfolio Manager on the Janus Henderson Global Allocation strategies and a member of the Janus Henderson Executive Committee. He previously served as chief investment officer and executive vice president for American Century Investments. Mr. Chang joined American Century in 2006 and was named CIO in January 2007. Additionally, he was a director of the corporate board. Mr. Chang was also a member of the firm's asset allocation committee and investment management senior leadership team. He previously was the CIO responsible for global and non-U.S. equity. Before American Century, Mr. Chang was president and chief investment officer for Munder Capital Management. Earlier in his career, he held a number of senior investment management positions at Vantage Global Advisor, J&W Seligman and Co., and General Reinsurance Corp. Mr. Chang earned a bachelor of arts degree in mathematics from Fairleigh Dickinson University, and an MBA in finance/quantitative analysis, and an MS in statistics and operations research from New York University. He has 30 years of financial industry experience. Eric Przybylinski, CFA, CAIA is a Strategist and Portfolio Manager at Janus Henderson Investors, responsible for conducting quantitative research for the asset allocation platform. Mr. Przybylinski joined Janus in 2013 as an institutional client strategist and conducted research to address core issues and identify solutions for institutional investors. Before Janus, Mr. Przybylinski served as a senior research analyst at Marquette Associates in Chicago, generating capital markets and macroeconomic research for the institutional client base. Mr. Przybylinski received his bachelor of science degree in economics and psychology from the University of Florida. He also earned his master of science degree in applied statistics from Texas A&M University. He holds the Chartered Financial Analyst and Chartered Alternative Investment Analyst designations and has 9 years of financial industry experience. Edward Parcell is a Strategist and Portfolio Manager at Janus Henderson Investors. In this role, he conducts quantitative research for the firm's asset allocation platform, a position he has held since 2015. Prior to joining Janus in 2014, Mr. Parcell served as a quantitative developer at AVM LP, a Florida-based fixed income and credit broker/dealer and fund, where he worked with the rates trading desk as a member of the technology team. Before that, he was a quantitative analyst with UBS. His experience also includes launching a quantitative software and services company and working as a quantitative analyst with Brevan Howard, a director with the methodology group at Derivative Fitch and a quantitative analyst with Reoch Credit Partners. He also was an assistant actuarial consultant with Hewitt Associates. Mr. Parcell holds a bachelor of science degree from Trinity College, Cambridge, where he studied mathematics. He also received his diploma in actuarial techniques from the Institute of Actuaries. Mr. Parcell has published numerous industry papers and has 15 years of financial industry experience.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1150 (5/18)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Managed Volatility Fund
High Yield Bond Fund
(the "Funds")

Supplement Dated May 3, 2018
to the Statement of Additional Information ("SAI") dated January 31, 2018, as amended on
February 14, 2018, April 19, 2018 and May 1, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Fund

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

T. ROWE PRICE—T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as a Sub-Adviser to a portion of the assets of High Yield Bond Fund. T. Rowe Price, a wholly-owned subsidiary of T. Rowe Price Group, Inc. ("T. Rowe Price Group"), a publicly-traded financial services holding company, has been managing assets since 1937. As of March 31, 2018, T. Rowe Price and its affiliates had approximately $1.01 trillion in assets under management.

In addition, under the same heading, under the sub-heading titled "AJO, LP," the reference to "U.S. Managed Volatility and Tax-Managed Managed Volatility Funds" is hereby deleted and replaced with "Tax-Managed Managed Volatility Fund."

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

T. Rowe Price

Compensation. SIMC pays T. Rowe Price a fee based on the assets under management of the High Yield Bond Fund as set forth in an investment sub-advisory agreement between T. Rowe Price and SIMC. T. Rowe Price pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the High Yield Bond Fund. The following information relates to the period ended March 31, 2018.

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Hong Kong, T. Rowe Price Singapore, and T. Rowe Price International, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to a broad-based index set forth in the total returns table in the High Yield Bond Fund's Prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the funds managed by T. Rowe Price Group ("T. Rowe Price Funds") in their regular review of fund performance. Performance is primarily measured on a pretax basis.

Compensation is viewed with a long-term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund's expense ratio is usually taken into account. Contribution to T. Rowe Price's overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price's long-term success and are generally taken into consideration.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all Vice Presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Ownership of Fund Shares. As of March 31, 2018, T. Rowe Price's portfolio manager did not beneficially own any shares of the High Yield Bond Fund.

Other Accounts. As of March 31, 2018, in addition to the High Yield Bond Fund, T. Rowe Price's portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Kevin Loome, CFA	1	$148.3	0	$0	0	$0

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures that they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.

The T. Rowe Price Funds may, from time to time, own shares of Morningstar, Inc. Morningstar is a provider of investment research to individual and institutional investors, and publishes ratings on mutual funds, including the T. Rowe Price Funds. T. Rowe Price manages the Morningstar retirement plan, and T. Rowe Price and its affiliates pay Morningstar for a variety of products and services. In addition, Morningstar may provide investment consulting and investment management services to clients of T. Rowe Price or its affiliates.

Since the T. Rowe Price Funds and other accounts have different investment objectives or strategies, potential conflicts of interest may arise in executing investment decisions or trades among client accounts. For example, if T. Rowe Price purchases a security for one account and sells the same security short (either directly or through derivatives, such as total return equity swaps) for another account, such a trading pattern could disadvantage either the account that is long or short. It is possible that short sale activity could adversely affect the market value of long positions in one or more T. Rowe Price Funds and other accounts (and vice versa) and create potential trading conflicts, such as when long and short positions are being executed at the same time. To mitigate these potential conflicts of interest, T. Rowe Price has implemented policies and procedures requiring trading and investment decisions to be made in accordance with T. Rowe Price's fiduciary duties to all accounts, including the T. Rowe Price Funds. Pursuant to these policies, portfolio managers are generally prohibited from managing multiple strategies where they hold the same security long in one strategy and short in another, except in certain circumstances, including where an investment oversight committee has specifically reviewed and approved the holdings or strategy. Additionally, T. Rowe Price has implemented policies and procedures that it believes are reasonably designed to ensure the fair and equitable allocation of trades, both long and short, to minimize the impact of trading activity across client accounts. T. Rowe Price monitors short sales to determine whether its procedures are working as intended and that such short sale activity is not materially impacting our trade executions and long positions for other clients.

In addition, under the same heading, under the sub-heading titled "AJO," all references to the "U.S. Managed Volatility and Tax-Managed Managed Volatility Funds" are replaced with "Tax-Managed Managed Volatility Fund."

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1151 (5/18)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Income Fund
Multi-Asset Capital Stability Fund
(the "Funds")

Supplement Dated May 3, 2018
to the Statement of Additional Information ("SAI") dated January 31, 2018, as amended on
April 19, 2018

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," the following text is hereby added in the appropriate alphabetical order thereof:

JANUS CAPITAL MANAGEMENT LLC—Janus Capital Management LLC ("Janus") serves as a Sub-Adviser to a portion of the assets of the Multi-Asset Capital Stability Fund. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Janus Capital Management LLC is registered as an investment adviser with the U.S. Securities and Exchange Commission, and as a commodity pool operator and a commodity trading advisor with the Commodity Futures Trading Commission. Janus Capital Management LLC is a wholly owned indirect subsidiary of Janus Henderson Group plc, a publicly traded independent asset management firm incorporated in Jersey, Channel Islands, which does business as Janus Henderson Investors. The firm is dual-listed on the New York Stock Exchange (NYSE: JHG) and Australian Securities Exchange (ASX: JHG).

WESTERN ASSET MANAGEMENT COMPANY—Western Asset Management Company ("Western Asset") serves as a Sub-Adviser to a portion of the assets of the Multi-Asset Income Fund. Western Asset is a wholly owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland. Western Asset was founded in 1971 and specializes in the management of fixed income funds.

WESTERN ASSET MANAGEMENT COMPANY LIMITED—Western Asset Management Company Limited ("Western Asset Limited") serves as a Sub-Adviser to a portion of the assets of the Multi-Asset Income Fund. Western Asset Limited is a wholly owned subsidiary of Legg Mason, Inc., a financial services company located in Baltimore, Maryland.

In addition, under the same section, under the heading titled "Portfolio Management," the following text is hereby added in the appropriate alphabetical order thereof:

Janus

Compensation.  SIMC pays Janus a fee based on the assets under management of the Multi-Asset Capital Stability Fund as set forth in an investment sub-advisory agreement between Janus and SIMC. Janus pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Multi-Asset Capital Stability Fund. The following information relates to the period ended December 31, 2017.

Janus portfolio managers are compensated for managing portfolios or accounts for which they have exclusive or shared responsibilities through two components: fixed compensation and variable compensation. Compensation (both fixed and variable) is determined on a pre-tax basis.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary. The base salary is based on factors such as performance, scope of responsibility, skills, knowledge, experience, ability, and market competitiveness.

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards. The long-term incentive awards are subject to a vesting schedule and consist of a mixture of JHG restricted stock and a cash-deferred award that is credited with income, gains, and losses based on the performance of Janus Henderson mutual fund investments selected by the portfolio manager.

A portfolio manager's variable compensation is discretionary and is determined by Janus management. The overall investment team variable compensation pool is funded by an amount equal to a percentage of Janus' pre-incentive operating income. In determining individual awards, both quantitative and qualitative factors are considered. Such factors include, among other things, consistent short-term and long-term fund performance (i.e., one-, three-, and five-year performance), client support and investment team support through the sharing of ideas, leadership, development, mentoring, and teamwork.

Newly hired portfolio managers may have guaranteed minimum compensation levels for limited periods. Portfolio managers who take on new responsibilities or who are transitioning or have transitioned their responsibilities may also have guaranteed minimum compensation levels for limited periods.

Certain portfolio managers may elect to defer payment of a designated percentage of their fixed compensation and/or up to all of their variable compensation in accordance with JHG's Executive Income Deferral Program.

Ownership of Fund Shares. As of December 31, 2017, Janus' portfolio managers did not beneficially own any shares of the Multi-Asset Capital Stability Fund.

Other Accounts. As of December 31, 2017, in addition to the Multi-Asset Capital Stability Fund, Janus' portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)		Number of Accounts		Total Assets (in millions)
Ashwin Alankar, Ph.D.	6	$831.51	3		$25.34	7		$80.72
	0	$0	0		$0	1	*	$54.77
Enrique Chang	5	$798.93	2		$13.33	3		$77.18
	0	$0	0	$		1	*	$54.77
Edward Parcell, CFA, CAIA**	0	$0	1		$12.01	2		$3.33
Eric Przybylinski**	0	$0	1		$12.01	2		$3.33

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

**  None of these accounts are subject to a performance-based advisory fee.

Conflicts of Interest. Portfolio managers may manage other accounts with investment strategies similar to the Funds. Those other accounts may include other Janus Henderson funds, private-label mutual funds for which Janus serves as subadviser, and separately managed accounts or other pooled investment vehicles, such as hedge funds, which may have materially higher fees than a Fund or may have a performance-based management fee. As such, fees earned by Janus may vary among these accounts. Janus or an affiliate may also provide seed capital to one or more of these accounts. In addition, the portfolio managers may personally invest in or provide seed capital to some but not all of these accounts, and certain of these accounts may have a greater impact on their compensation than others. Under certain circumstances, a portfolio manager (or portfolio manager's family members) may own the same securities as those held in a Fund's portfolio. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in the potential for other accounts outperforming a Fund. A conflict may also exist if a portfolio manager identifies a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a portfolio manager may execute transactions for another account that may adversely impact the value of securities held by a Fund. However, Janus believes that these conflicts may be mitigated to a certain extent by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to a variety of exceptions, for example, to account for particular investment restrictions or policies applicable only to certain accounts, certain portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors.

Western Asset

Compensation. SIMC pays Western Asset a fee based on the assets under management of the Multi-Asset Income Fund as set forth in an investment sub-advisory agreement between Western Asset and SIMC. Western Asset pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Multi-Asset Income Fund. The following information relates to the period ended March 31, 2018.

At Western Asset, one compensation methodology covers all products and functional areas, including portfolio managers. The firm's philosophy is to reward its employees through total compensation. Total compensation is reflective of the external market value for skills, experience, ability to produce results and the performance of one's group and the firm as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to the firm as well as relative performance of their specific portfolios/product and are determined by the professional's job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current firm and portfolio strategy, and communication with clients. In reviewing investment performance, one-, three- and five-year annualized returns are measured against appropriate market peer groups and to each fund's benchmark index.

Ownership of Fund Shares. As of March 31, 2018, Western Asset's portfolio managers did not beneficially own any shares of the Multi-Asset Income Fund.

Other Accounts. As of March 31, 2018, in addition to the Multi-Asset Income Fund, Western Asset's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
S. Kenneth Leech	94	$138,108	273		$90,905	606		$202,067
	0	$0	12	*	$5,077	25	*	$9,301
Michael C. Buchanan, CFA	38	$50,230	66		$21,595	154		$63,021
	0	$0	4	*	$2,252	10	*	$2,876
Mark S. Lindbloom	19	$52,476	33		$18,304	170		$47,023
	0	$0	2	*	$483	7	*	$3,750

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). Western Asset has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact the Multi-Asset Income Fund. These could include potential conflicts of interest related to the knowledge and timing of the Multi-Asset Income Fund's trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of the Multi-Asset Income Fund's trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where a portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, Western Asset or an affiliate has an interest in the account. Western Asset has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines and portfolio composition versus strategy.

With respect to securities transactions, Western Asset determines which broker or dealer to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), Western Asset may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Western Asset's team approach to portfolio management and block trading approach works to limit this potential risk.

Western Asset also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log, which is reviewed on a regular basis for possible issues.

Employees of Western Asset have access to transactions and holdings information regarding client accounts and Western Asset's overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, Western Asset maintains a Code of Ethics that is compliant with Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Investment Advisers Act of 1940 (the "Advisers Act") to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of Western Asset's business. The Code of Ethics is administered by the Legal & Compliance Department and monitored through Western Asset's compliance monitoring program.

Western Asset may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The firm also maintains a compliance monitoring program and engages independent auditors to conduct a SSAE 16/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

Western Asset Limited

Compensation. SIMC pays Western Asset Limited a fee based on the assets under management of the Multi-Asset Income Fund as set forth in an investment sub-advisory agreement between Western Asset Limited and SIMC. Western Asset Limited pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Multi-Asset Income Fund. The following information relates to the period ended March 31, 2018.

At Western Asset Limited, one compensation methodology covers all products and functional areas, including portfolio managers. The firm's philosophy is to reward its employees through total compensation. Total compensation is reflective of the external market value for skills, experience, ability to produce results and the performance of one's group and the firm as a whole.

Discretionary bonuses make up the variable component of total compensation. These are structured to reward sector specialists for contributions to the firm as well as relative performance of their specific portfolios/product and are determined by the professional's job function and performance as measured by a formal review process.

For portfolio managers, the formal review process includes a thorough review of portfolios they were assigned to lead or with which they were otherwise involved and includes not only investment performance, but maintaining a detailed knowledge of client portfolio objectives and guidelines, monitoring of risks and performance for adherence to these parameters, execution of asset allocation consistent with current firm and portfolio strategy and communication with clients. In reviewing investment performance, one-, three- and five-year annualized returns are measured against appropriate market peer groups and to each fund's benchmark index.

Ownership of Fund Shares. As of March 31, 2018, Western Asset Limited's portfolio managers did not beneficially own any shares of the Multi-Asset Income Fund.

Other Accounts. As of March 31, 2018, in addition to the Multi-Asset Income Fund, Western Asset Limited's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
S. Kenneth Leech	94	$138,108	273		$90,905	606		$202,067
	0	$0	12	*	$5,077	25	*	$9,301
Annabel Rudebeck	3	$1,128	15		$3,886	26		$5,728
	0	$0	2	*	$432	1	*	$243

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. Potential conflicts of interest may arise in connection with the management of multiple accounts (including accounts managed in a personal capacity). Western Asset Limited has adopted compliance policies and procedures to address a wide range of potential conflicts of interest that could directly impact the Multi-Asset Income Fund. These could include potential conflicts of interest related to the knowledge and timing of the Multi-Asset Income Fund's trades, investment opportunities and broker selection. Portfolio managers may be privy to the size, timing and possible market impact of the Multi-Asset Income Fund's trades.

It is possible that an investment opportunity may be suitable for both a portfolio and other accounts managed by a portfolio manager, but may not be available in sufficient quantities for both the portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a portfolio and another account. A conflict may arise where the portfolio manager may have an incentive to treat an account preferentially as compared to a portfolio because the account pays a performance-based fee or the portfolio manager, Western Asset Limited or an affiliate has an interest in the account. Western Asset Limited has adopted procedures for allocation of portfolio transactions and investment opportunities across multiple client accounts on a fair and equitable basis over time. All eligible accounts that can participate in a trade share the same price on a pro-rata allocation basis to ensure that no conflict of interest occurs. Trades are allocated among similarly managed accounts to maintain consistency of portfolio strategy, taking into account cash availability, investment restrictions and guidelines and portfolio composition versus strategy.

With respect to securities transactions, Western Asset Limited determines which broker or dealer to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as pooled investment vehicles that are not registered investment companies and other accounts managed for organizations and individuals), Western Asset Limited may be limited by the client with respect to the selection of brokers or dealers or may be instructed to direct trades through a particular broker or dealer. In these cases, trades for a portfolio in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of a portfolio or the other account(s) involved. Additionally, the management of multiple portfolios and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or other account. Western Asset Limited's team approach to portfolio management and block trading approach works to limit this potential risk.

Western Asset Limited also maintains a gift and entertainment policy to address the potential for a business contact to give gifts or host entertainment events that may influence the business judgment of an employee. Employees are permitted to retain gifts of only a nominal value and are required to make reimbursement for entertainment events above a certain value. All gifts (except those of a de minimus value) and entertainment events that are given or sponsored by a business contact are required to be reported in a gift and entertainment log, which is reviewed on a regular basis for possible issues.

Employees of Western Asset Limited have access to transactions and holdings information regarding client accounts and Western Asset Limited's overall trading activities. This information represents a potential conflict of interest because employees may take advantage of this information as they trade in their personal accounts. Accordingly, Western Asset Limited maintains a Code of Ethics that is compliant with Rule 17j-1 of the 1940 Act and Rule 204A-1 of the Advisers Act to address personal trading. In addition, the Code of Ethics seeks to establish broader principles of good conduct and fiduciary responsibility in all aspects of Western Asset Limited's business. The Code of Ethics is administered by the Legal & Compliance Department and monitored through Western Asset Limited's compliance monitoring program.

Western Asset Limited may also face other potential conflicts of interest with respect to managing client assets, and the description above is not a complete description of every conflict of interest that could be deemed to exist. The firm also maintains a compliance monitoring program and engages independent auditors to conduct a SSAE 16/ISAE 3402 audit on an annual basis. These steps help to ensure that potential conflicts of interest have been addressed.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1152 (5/18)